UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ]: Amendment Number:

This Amendment (Check only one):  	[ ]  is a restatement
                                	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 		Prime Capital Management Company Limited
Address: 	Unit 2303,23/F,Low Block, Grand Millennium Plaza,
		181 Queen's Road, Central ,Hong Kong


Form 13F File Number:	  028-14988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Chan To
Title: 		Chief Compliance Officer
Phone: 		852-36025260

Signature, Place and Date of Signing:

           /s/ Chan To				   Hong Kong     	   August 10, 2012
 	      [Signature]			[City, State]			[Date]

Report Type (Check only one):
[X]  	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
manager are reported in 	this report.)
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

0
Form 13F Information Table Entry Total:
7

Form 13F Information Table Value Total:

$ 179,245
(in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


FORM 13F INFORMATION TABLE


COLUMN 1	           COLUMN 2	 COLUMN 3  COLUMN 4  COLUMN 5	          COLUMN 6    COLUMN 7 COLUMN 8
-------------------------- -----------   --------- --------  -------------------  ----------- -------  ------------------------
NAME OF ISSUER	           CLASS TITLE   CUSIP     VALUE      SHRS OR   SH/ PUT/   INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1,000)  PRN AMT   PRN CALL   DISCRETION MANAGERS SOLE      SHARED    NONE
-------------------------- -----------   --------- --------- ---------  --- ----   ---------- -------- ------    -------  -----


TAL ED GROUP	           ADS REPSTG COM874080104  54,761    5,565,108 SH	   SOLE	       None	 5,565,108 0        0
GIANT INTERACTIVE GROUP INCADR	         374511103  437	      90,500    SH	   SOLE	       None	 90,500	   0        0
MELCO CROWN ENTMT LTD	   ADR	         585464100  64,446    5,594,300 SH	   SOLE	       None	 5,594,300 0         0
PERFECT WORLD CO LTD	   SPON ADR REP B71372U104  11,392    1,136,910 SH	   SOLE	       None	 1,136,910 0         0
SOUFUN HLDGS LTD	   ADR	         836034108  15,706    993,401   SH	   SOLE	       None	 993,401   0         0
SINA CORP	           ORD	         G81477104  31,700    611,845   SH	   SOLE	       None	 611,845   0         0
RDA MICROELECTRONICS INC   SPONSORED ADR 749394102  803       80,026    SH         SOLE        None      80,026    0         0







